Shareholder Report, Average Annual Return (Details)												2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	13 Months Ended	45 Months Ended		46 Months Ended	60 Months Ended		63 Months Ended	64 Months Ended		105 Months Ended	110 Months Ended	120 Months Ended
	Oct. 16, 2024	Nov. 29, 2023	Apr. 15, 2021	Apr. 14, 2021	Mar. 04, 2021	Dec. 27, 2019	Sep. 30, 2019	Sep. 13, 2019	Aug. 30, 2019	Mar. 18, 2016	Nov. 13, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000159198
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Alternative Investment Fund
C000129685
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Quantified Alternative Investment Fund
C000213660
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Common Ground Fund
C000253435
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Quantified Eckhardt Managed Futures Strategy Fund
C000213662
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Evolution Plus Fund
C000245743
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Global Fund
C000226634
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Government Income Tactical Fund
C000159195
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Managed Income Fund
C000129682
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Quantified Managed Income Fund
C000159197
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Market Leaders Fund
C000129684
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Quantified Market Leaders Fund
C000213664
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Quantified Pattern Recognition Fund
C000226637
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Rising Dividend Tactical Fund
C000161884
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified STF Fund
C000161885
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified STF Fund
C000213666
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Tactical Fixed Income Fund
C000225736
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Quantified Tactical Sectors Fund
Without Sales Load [Member] | C000159198
Average Annual Return [Line Items]
Average Annual Return, Percent														(2.79%)		3.75%						1.54%				2.37%
Without Sales Load [Member] | C000129685
Average Annual Return [Line Items]
Average Annual Return, Percent														(2.48%)		4.46%						2.10%						1.98%
Without Sales Load [Member] | C000213660
Average Annual Return [Line Items]
Average Annual Return, Percent														1.12%		9.86%					10.89%	10.89%
Without Sales Load [Member] | C000253435
Average Annual Return [Line Items]
Average Annual Return, Percent													1.10%
Without Sales Load [Member] | C000213662
Average Annual Return [Line Items]
Average Annual Return, Percent														5.32%		14.71%						(0.21%)	(0.57%)
Without Sales Load [Member] | C000245743
Average Annual Return [Line Items]
Average Annual Return, Percent														2.82%		8.24%	9.93%
Without Sales Load [Member] | C000226634
Average Annual Return [Line Items]
Average Annual Return, Percent														1.32%		1.32%			(7.31%)
Without Sales Load [Member] | C000159195
Average Annual Return [Line Items]
Average Annual Return, Percent														1.13%		0.28%						(2.86%)				(0.15%)
Without Sales Load [Member] | C000129682
Average Annual Return [Line Items]
Average Annual Return, Percent														1.65%		1.03%						(2.23%)						0.28%
Without Sales Load [Member] | C000159197
Average Annual Return [Line Items]
Average Annual Return, Percent														0.36%		10.36%						8.19%				9.25%
Without Sales Load [Member] | C000129684
Average Annual Return [Line Items]
Average Annual Return, Percent														0.62%		11.05%						8.81%						7.95%
Without Sales Load [Member] | C000213664
Average Annual Return [Line Items]
Average Annual Return, Percent														6.86%		18.76%						8.01%		9.70%
Without Sales Load [Member] | C000226637
Average Annual Return [Line Items]
Average Annual Return, Percent														7.33%		15.39%		(0.32%)
Without Sales Load [Member] | C000161884
Average Annual Return [Line Items]
Average Annual Return, Percent														2.35%		29.21%						20.25%					15.66%
Without Sales Load [Member] | C000161885
Average Annual Return [Line Items]
Average Annual Return, Percent														2.66%		29.94%						20.98%					16.32%
Without Sales Load [Member] | C000213666
Average Annual Return [Line Items]
Average Annual Return, Percent														(1.04%)		(1.04%)						(5.27%)			(4.75%)
Without Sales Load [Member] | C000225736
Average Annual Return [Line Items]
Average Annual Return, Percent														2.59%		14.06%				(6.16%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														8.44%		25.02%						14.53%				14.75%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														8.44%		25.02%						14.53%						13.10%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														8.40%		23.95%					14.05%	14.13%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													0.95%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														8.44%		25.02%						14.53%	15.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														1.98%		1.25%			(1.73%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														1.98%		1.25%						(0.33%)				1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														1.98%		1.25%						(0.33%)						1.35%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Morningstar Aggressive Target Risk Index
Average Annual Return, Percent														5.30%		12.50%						8.25%				10.02%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name															MSCI ACWI Net
Average Annual Return, Percent														5.56%		17.49%						10.06%						9.23%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Average Annual Return, Percent														8.44%		25.02%						14.53%		15.81%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														8.44%		25.02%		11.71%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														7.16%		25.88%						20.18%					19.52%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														7.16%		25.88%						20.18%					19.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														1.98%		1.25%						(0.33%)			(0.03%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														8.44%		25.02%				14.05%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Average Annual Return, Percent														5.56%		17.49%	21.47%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI ACWI Net
Average Annual Return, Percent														5.56%		17.49%						10.06%				10.89%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Morningstar Aggressive Target Risk Index
Average Annual Return, Percent														5.30%		12.50%						8.25%						8.55%
50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name									50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return, Percent														5.19%		12.65%						7.18%		7.76%